Equity Investments	12 Months Ended
Dec. 31, 2010
Equity Investments [Abstract]
Equity Investments

(8)	Equity Investments

Equity investments are RMB 20,674 and RMB 25,804 (US$3,910) as of December 31, 2009 and 2010, respectively, which are included in other assets in the consolidated balance sheets.

The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. As of December 31, 2009 and December 31, 2010, the Company’s advances to Tibetan Yingli were RMB 9,457 and RMB 9,308 (US$1,410), respectively, to assist Tibetan Yingli in supporting their operating activities.

In July 2007, the Company acquired a 30% equity interest in Baoding Dongfa Tianying New Energy Resources, Co., Ltd. (“Dongfa Tianying”) for RMB 3,000. The purchase price approximated 30% of the fair value of Dongfa Tianying’s net assets. Consequently, no investor level goodwill was recognized. In April 2009, the Company disposed the investment with proceeds of RMB 3,000 and loss of RMB 940 was recorded as “equity in losses of affiliates, net” for the year ended December 31, 2009.

In October 2008, the Company acquired a 44% equity interest in Beijing Gelin Science and Electronics Technologies Co., Ltd. (“Beijing Gelin”) for RMB 2,000 (US$293). The purchase price approximated 44% of the fair value of Beijing Gelin’s net assets. Consequently, no investor level goodwill was recognized.

In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingil China contributed RMB 600 to acquire a 10% equity interest. The investment is accounted for under cost method.

In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Solar Power Company Limited. Yingli China contributed RMB 6,000 to acquire a 20% equity interest. The investment is accounted for under equity method.

In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China contributed RMB 10,000 (US$1,515) to acquire a 10% equity interest. The investment is accounted for under cost method.